UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21238

PIMCO Corporate Opportunity Fund.
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York,			New York 10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	November 30, 2006

Date of reporting period:	May 31, 2006

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

PIMCO Corporate Opportunity Fund

Semi-Annual Report
May 31, 2006

PIMCO Corporate Opportunity Fund Letter to Shareholders

July 11, 2006

Dear Shareholder:

We are pleased to provide you with the semi-annual report for PIMCO Corporate Opportunity Fund (the “Fund”) for the six months ended May 31, 2006.

During the six-month reporting period, the Federal Reserve raised short-term interest rates four times, a total increase of 1%, causing many sectors of the bond market to struggle. For instance, the overall bond market (as measured by the Lehman Brothers Aggregate Bond Index) was essentially flat for the six months, while the general corporate bond market (Merrill Lynch U.S. Corporate Index) declined 0.57%. High yield bonds, however, still managed to post solid returns, as the Merrill Lynch High Yield Master II Index gained 4.40%. Within this sector, lower quality bonds outperformed higher quality issues as the yield spread (the difference in interest rates offered on high yield bonds and benchmark U.S. Treasuries) continued to narrow and default rates remained low by historical standards.

In this environment, the Fund returned 2.47% on net asset value and 4.63% on market price for the six months ended May 31, 2006.

Please refer to the following pages for specific information on the Fund. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources is available on our Web site at www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and Pacific Investment Management Company LLC, the Fund’s sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Robert E. Connor	Brian S. Shlissel

Chairman	President & Chief Executive Officer

5.31.06 | PIMCO Corporate Opportunity Fund Semi-Annual Report 1

PIMCO Corporate Opportunity Fund Performance & Statistics

May 31, 2006 (unaudited)

Symbol:

PTY

Objective:

Seeks maximum total return through a combination of current income and capital appreciation.

Primary Investments:

U.S. dollar-denominated corporate debt obligations of varying maturities and other corporate income-producing securities.

Inception Date:

December 27, 2002

Net Assets(1):

$1,549.7 million

Portfolio Manager:

Mark Kiesel

Total Return(2):	Market Price	Net Asset Value (“NAV”)
Six months	4.63%	2.47%
1 Year	12.76%	3.89%
Commencement of Operations (12/27/02) to 5/31/06.	16.49%	14.12%

Common Share Market Price/NAV Performance:

Commencement of Operations (12/27/02) to 5/31/06.

Market Price/NAV:

Market Price	$17.06
NAV	$15.09
Premium to NAV	13.06%
Market Price Yield(3)	9.67%

Moody's Ratings

(as a % of total investments)

(1) Inclusive of net assets attributable to market value of Preferred Shares outstanding of $565 million.

(2) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all of the Fund’s income dividends and capital gain distributions have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at May 31, 2006.

2 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.06

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES – 75.1%

Airlines – 3.9%
$7,000	American Airlines, Inc., pass thru certificates, 7.858%, 4/1/13, Ser. 01-2	Baa2/A-	$7,412,677
	Continental Airlines, Inc., pass thru certificates,
1,606	6.545%, 8/2/20	Baa3/A-	1,594,961
3,720	6.703%, 6/15/21, Ser. 01-1	Baa3/BBB+	3,696,344
1,695	7.056%, 9/15/09, Ser. 99-2	Baa3/A-	1,736,222
2,408	7.373%, 6/15/17, Ser. 01-1	Ba1/BB+	2,287,784
9,296	7.707%, 10/2/22, Ser. 00-2	Baa3/BBB	9,734,595
1,952	9.798%, 4/1/21	Ba2/BBB-	2,044,991
	Delta Air Lines, Inc., pass thru certificates,
8,000	7.57%, 5/18/12, Ser. 00-1	Ba2/BB	8,025,000
8,000	7.92%, 11/18/10, Ser. 00-1	Caa1/CCC+	7,325,000
	Northwest Airlines, Inc., pass thru certificates,
1,566	6.81%, 2/1/20, Ser. 99-1A	B1/B+	1,566,200
15,500	6.841%, 4/1/11, Ser. 1A-2	Ba3/BB	15,587,187
			61,010,961
Apparel & Textiles – 0.3%
1,000	Quiksilver, Inc., 6.875%, 4/15/15	B1/BB-	950,000
3,000	Russell Corp., 9.25%, 5/1/10	B2/B	3,135,000
			4,085,000
Automotive – 0.5%
4,000	Auburn Hills Trust, 12.375%, 5/1/20	A3/BBB	5,711,692
2,500	Ford Motor Co., 9.98%, 2/15/47	Ba3/BB-	2,018,750
			7,730,442
Banking – 3.5%
625	Bank of America, 9.375%, 9/15/09	Aa3/A+	693,097
	HSBC Capital Funding L.P., VRN,
8,000	4.61%, 6/27/13 (d)	A1/A-	7,292,616
2,000	10.176%, 6/30/30	A1/A-	2,785,104
15,000	Republic New York Corp., 9.70%, 2/1/09	A1/A	16,501,665
9,706	Riggs Capital Trust, 8.875%, 3/15/27, Ser. C	A3/BBB+	10,338,608
3,500	Royal Bank of Canada, 5.66%, 11/8/11, Ser. N, FRN	Aa3/A+	3,506,989
2,000	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31, VRN	A1/A	2,243,600
8,000	Sumitomo Mitsui Banking Corp., 8.15%, 8/1/08	A2/NR	8,343,376
3,000	VTB Capital S.A. for Vneshtorgbank, 5.68%, 9/21/07, FRN (d)	A2/BBB	3,002,250
			54,707,305
Chemicals – 0.6%
8,445	Equistar Chemicals L.P., 10.125%, 9/1/08	B2/BB-	9,036,150
Computer Services – 0.7%
	Electronic Data Systems Corp.,
4,000	6.50%, 8/1/13, Ser. B	Ba1/BBB-	3,974,372
3,500	7.125%, 10/15/09	Ba1/BBB-	3,642,138
3,000	Sungard Data Systems, Inc., 9.125%, 8/15/13 (d)	B3/B-	3,161,250
			10,777,760
Containers – 0.5%
	Smurfit-Stone Container,
4,000	8.375%, 7/1/12	B2/CCC+	3,800,000
4,000	9.75%, 2/1/11	B2/CCC+	4,120,000
			7,920,000

5.31.06 | PIMCO Corporate Opportunity Fund Semi-Annual Report 3

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Diversified Manufacturing – 0.8%
$5,000	Hutchison Whampoa International Ltd., 7.45%, 11/24/33 (d)	A3/A-	$5,303,820
£3,340	Tyco International Group S.A., 6.50%, 11/21/31	Baa3/BBB+	6,797,028
			12,100,848
Electronics – 0.1%
$1,000	Arrow Electronics, Inc., 6.875%, 6/1/18	Baa3/BBB-	1,008,108
Energy – 1.0%
2,377	Salton SEA Funding, Inc., 8.30%, 5/30/11, Ser. E	Ba1/BB+	2,514,304
12,000	Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A	Ba2/B	12,910,104
			15,424,408
Financial Services – 7.1%
5,000	AES Red Oak LLC, 9.20%, 11/30/29, Ser. B	B2/B+	5,525,000
2,000	American General Finance Corp., 8.45%, 10/15/09	A1/A+	2,162,370
686	Beaver Valley II Funding, 8.625%, 6/1/07	Baa3/BBB-	702,472
13,500	BNP Paribas, 5.186%, 6/29/15, VRN (d)	A1/A+	12,437,455
2,500	Canadian Oil Sands Ltd., 4.80%, 8/10/09 (d)	Baa2/BBB+	2,427,640
5,946	Cedar Brakes II LLC, 9.875%, 9/1/13 (b)(d)	Baa2/BBB-	6,669,578
4,000	CIT Group, Inc., 6.875%, 11/1/09	A2/A	4,142,996
10,000	Ford Motor Credit Co., 7.875%, 6/15/10	Ba2/BB-	9,233,950
	General Electric Capital Corp.,
1,100	8.50%, 7/24/08	Aaa/AAA	1,163,648
4,990	9.83%, 12/15/08 (f)	NR/NR	5,890,355
10,000	Goldman Sachs Group, Inc., 7.35%, 10/1/09	Aa3/A+	10,521,780
6,500	HBOS Capital Funding L.P., 6.071%, 6/30/14, VRN (d)	A1/A	6,394,544
4,200	MBNA Capital, 5.949%, 2/1/27, Ser. B, FRN	Aa3/A	4,159,970
9,800	Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (d)	Baa1/BBB+	10,545,780
1,510	Mizuho Preferred Capital Co. LLC, 8.79%, 6/30/08, VRN (d)	Baa1/BBB+	1,593,598
2,500	Morgan Stanley, 5.348%, 1/15/10, FRN	Aa3/A+	2,514,628
7,500	Pemex Project Funding Master Trust, 8.625%, 2/1/22	Baa1/BBB	8,456,250
13,500	RBS Capital Trust I, 5.512%, 9/30/14, VRN	A1/A	12,902,044
3,000	Universal City Development Partners Ltd., 11.75%, 4/1/10	B2/B-	3,292,500
			110,736,558
Food & Beverage – 0.3%
5,000	Delhaize America, Inc., 8.125%, 4/15/11	Ba1/BB+	5,348,580
Healthcare & Hospitals – 1.0%
	HCA, Inc.,
1,000	8.36%, 4/15/24	Ba2/BB+	1,015,858
800	9.00%, 12/15/14	Ba2/BB+	889,989
	Tenet Healthcare Corp.,
5,600	7.375%, 2/1/13	B3/B	5,208,000
9,400	9.50%, 2/1/15 (d)	B3/B	9,494,000
			16,607,847
Hotels/Gaming – 3.6%
	Caesars Entertainment, Inc.,
2,000	7.00%, 4/15/13	Baa3/BBB-	2,063,206
1,000	8.875%, 9/15/08	Ba1/BB+	1,060,000
2,000	Choctaw Resort Development Enterprise, Inc., 7.25%, 11/15/19 (d)	B1/BB-	1,995,000
2,000	Gaylord Entertainment Co., 8.00%, 11/15/13	B3/B-	2,050,000
	Harrah’s Operating Co., Inc.,
4,000	5.50%, 7/1/10	Baa3/BBB-	3,930,600
3,730	8.00%, 2/1/11	Baa3/BBB-	4,007,568

4 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.06

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Hotels/Gaming (continued)
$3,000	Hilton Hotels Corp., 7.625%, 5/15/08	Ba2/BB	$3,097,425
	ITT Corp.,
4,950	7.375%, 11/15/15	Ba1/BB+	5,110,875
3,750	7.75%, 11/15/25	Ba1/BB+	3,890,625
1,200	Mandalay Resort Group, 9.375%, 2/15/10	Ba3/B+	1,287,000
3,750	MGM Mirage, Inc., 8.375%, 2/1/11	Ba3/B+	3,937,500
8,684	Times Square Hotel Trust, 8.528%, 8/1/26 (d)(f)	Baa3/BB+	9,567,319
14,950	Wynn Las Vegas LLC, 6.625%, 12/1/14	B2/B+	14,258,563
			56,255,681
Manufacturing – 0.0%
1,000	Bombardier, Inc., 6.75%, 5/1/12 (d)	Ba2/BB	947,500
Metals & Mining – 0.8%
9,537	Phelps Dodge Corp., 9.50%, 6/1/31	Baa2/BBB	12,109,653
Multi-Media – 9.0%
2,000	Cablevision Systems Corp., 8.00%, 4/15/12, Ser. B	B3/B+	1,990,000
2,000	Charter Communications Operating LLC, 8.375%, 4/30/14 (d)	B2/B-	2,005,000
12,300	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	13,731,560
	CSC Holdings, Inc.,
15,640	7.625%, 7/15/18	B2/B+	15,640,000
10,535	7.875%, 2/15/18	B2/B+	10,666,688
4,500	8.125%, 8/15/09, Ser. B	B2/B+	4,635,000
2,000	DirecTV Holdings LLC, 6.375%, 6/15/15	Ba2/BB-	1,890,000
7,250	Historic TW, Inc., 8.18%, 8/15/07	Baa2/BBB+	7,462,099
4,000	Mediacom Broadband LLC, 11.00%, 7/15/13	B2/B	4,230,000
16,050	News America Holdings, Inc., 7.43%, 10/1/26	Baa2/BBB	16,570,437
15,000	Rogers Cable, Inc., 8.75%, 5/1/32	Ba2/BB+	16,800,000
	Shaw Communications, Inc.,
5,000	7.20%, 12/15/11	Ba2/BB+	5,075,000
8,000	8.25%, 4/11/10	Ba2/BB+	8,400,000
18,000	Time Warner Entertainment Co. L.P., 8.375%, 7/15/33	Baa2/BBB+	20,348,190
11,000	Time Warner, Inc., 7.70%, 5/1/32	Baa2/BBB+	11,850,080
			141,294,054
Office Equipment – 0.3%
5,000	Xerox Capital Trust I, 8.00%, 2/1/27	Ba3/B+	5,131,250
Oil & Gas – 7.2%
	CenterPoint Energy Res. Corp.,
23,000	7.75%, 2/15/11	Baa3/BBB	24,761,593
5,000	7.875%, 4/1/13, Ser. B	Baa3/BBB	5,500,320
	Chesapeake Energy Corp.,
300	7.50%, 6/15/14	Ba2/BB	307,875
3,000	7.75%, 1/15/15	Ba2/BB	3,082,500
1,500	Dynergy-Roseton Danskammer, Inc., pass thru certificates, 7.67%, 11/8/16, Ser. B	B2/B	1,536,961
	El Paso Corp. (d),
23,200	7.42%, 2/15/37	B2/B	21,692,000
5,000	7.625%, 9/1/08	B2/B	5,106,250
12,000	Gaz Capital S.A., 8.625%, 4/28/34	Baa1/BB+	14,085,000
1,030	Hanover Compressor Co., 9.00%, 6/1/14	B3/B	1,099,525
1,800	OAO Gazprom, 9.625%, 3/1/13 (d)	NR/BB+	2,083,500
2,632	Ras Laffan Liquefied Natural Gas Co., Ltd., 3.437%, 9/15/09 (b)	A1/A	2,553,203
2,500	Reliant Energy, Inc., 6.75%, 12/15/14	B2/B	2,275,000

5.31.06 | PIMCO Corporate Opportunity Fund Semi-Annual Report 5

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2006 (unaudited) (continued)

Principal Amount (000)			Credit Rating (Moody’s/S&P)	Value

Oil & Gas (continued)
$10,000		Southern Natural Gas Co., 8.875%, 3/15/10	Ba2/B+	$10,635,900
	17,400	Williams Cos., Inc., 7.875%, 9/1/21	B1/BB-	18,139,500
				112,859,127
Paper/Paper Products – 3.7%
		Abitibi-Consolidated, Inc.,
	23,500	7.50%, 4/1/28	B1/B+	19,035,000
	5,000	8.375%, 4/1/15 (j)	B1/B+	4,800,000
	10,000	8.50%, 8/1/29	B1/B+	8,500,000
	2,000	Bowater Canada Finance, 7.95%, 11/15/11	B1/B+	1,960,000
	3,000	Bowater, Inc., 9.50%, 10/15/12	B1/B+	3,075,000
		Georgia-Pacific Corp.,
	5,000	7.25%, 6/1/28	B2/B	4,550,000
	14,119	8.00%, 1/15/24	B2/B	13,695,430
	2,000	Smurfit Capital Funding PLC, 7.50%, 11/20/25	B1/B+	1,860,000
				57,475,430
Retail – 1.8%
	16,000	Albertson’s, Inc., 8.00%, 5/1/31	B2/B	14,661,312
	13,000	JC Penney Co., Inc., 8.125%, 4/1/27	Baa3/BBB-	13,477,438
				28,138,750
Telecommunications – 16.3%
	35,000	AT&T Corp., 8.00%, 11/15/31, VRN	A2/A	40,443,060
	10,000	Bellsouth Capital Funding, 7.875%, 2/15/30	A2/A	11,008,480
	5,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B3/B-	5,075,000
		Citizens Communications Co.,
	7,500	9.00%, 8/15/31	Ba3/BB+	7,912,500
	4,000	9.25%, 5/15/11	Ba3/BB+	4,365,000
	8,000	Deutsche Telekom International Finance BV, 8.25%, 6/15/30	A3/A-	9,272,864
		Embarq Corp.,
	10,000	7.082%, 6/1/16	Baa3/BBB-	10,029,640
	10,000	7.995%, 6/1/36	Baa3/BBB-	10,078,430
	11,000	France Telecom S.A., 8.50%, 3/1/31	A3/A-	13,319,339
	2,000	Intelsat Subsidiary Holding Co., Ltd., 8.625%, 1/15/15	B2/B+	2,035,000
		Nextel Communications, Inc.,
	5,000	6.875%, 10/31/13, Ser. E	Baa2/A-	5,099,790
	10,000	7.375%, 8/1/15, Ser. D	Baa2/A-	10,314,600
	21,650	PanAmSat Corp., 6.875%, 1/15/28	Ba3/BB+	19,539,125
		Qwest Capital Funding, Inc.,
	8,070	7.00%, 8/3/09	B3/B	8,029,650
	15,600	7.90%, 8/15/10	B3/B	15,736,500
	2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	B2/B	2,000,000
		Qwest Corp.,
	3,000	7.25%, 9/15/25	Ba3/BB	2,887,500
	4,400	8.16%, 6/15/13, FRN	Ba3/BB	4,768,500
	6,150	8.875%, 3/15/12	Ba3/BB	6,626,625
		Rogers Wireless, Inc.,
CAD	1,000	7.625%, 12/15/11 (d)	Ba2/BB	962,805
	$12,340	9.75%, 6/1/16	Ba2/BB	14,437,800
		Sprint Capital Corp.,
	25,000	6.90%, 5/1/19	Baa2/A-	26,017,850
	2,900	8.375%, 3/15/12	Baa2/A-	3,237,688
	1,350	Sprint Nextel Corp., 9.25%, 4/15/22	Baa2/A-	1,662,915
	1,400	Time Warner Telecom Holdings, Inc., 9.17%, 2/15/11, FRN	B2/CCC+	1,428,000

6 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.06

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Telecommunications (continued)
$15,000	Verizon Global Funding Corp., 7.25%, 12/1/10	A3/A	$15,802,170
3,500	Verizon New York, Inc., 7.375%, 4/1/32, Ser. B	Baa3/A	3,459,281
			255,550,112
Tobacco – 0.1%
2,000	RJ Reynolds Tobacco Holdings, Inc., 7.25%, 6/1/12	Ba2/BB	1,995,000
Utilities – 10.7%
2,000	CMS Energy Corp., 8.90%, 7/15/08	B1/B+	2,095,000
	East Coast Power LLC, Ser. B,
4,485	6.737%, 3/31/08	Baa3/BBB-	4,510,643
5,643	7.066%, 3/31/12	Baa3/BBB-	5,801,701
5,900	Entergy Gulf States, Inc., 5.61%, 12/8/08, FRN (d)	Baa3/BBB+	5,910,337
4,600	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	4,956,500
2,950	Indianapolis Power & Light, 7.375%, 8/1/07	Baa2/BBB-	3,002,135
	IPALCO Enterprises, Inc.,
22,000	8.375%, 11/14/08	Ba1/BB-	22,990,000
6,960	8.625%, 11/14/11	Ba1/BB-	7,499,400
	Midwest Generation LLC, pass thru certificates,
30,060	8.30%, 7/2/09, Ser. A	B1/B+	30,830,288
15,437	8.56%, 1/2/16, Ser. B	B1/B+	16,565,541
5,000	8.75%, 5/1/34	Ba3/B	5,375,000
1,000	Ohio Edison Co., 5.647%, 6/15/09 (d)	Baa2/BBB-	996,234
	PSE&G Energy Holdings LLC,
42,500	8.50%, 6/15/11	Ba3/BB-	45,368,750
2,000	10.00%, 10/1/09	Ba3/BB-	2,195,000
9,981	South Point Energy Center LLC, 8.40%, 5/30/12 (d)	Caa2/D	9,830,885
			167,927,414
Waste Disposal – 1.3%
	Allied Waste North America, Inc.,
6,000	7.25%, 3/15/15	B2/BB-	5,902,500
11,250	7.875%, 4/15/13	B2/BB-	11,503,125
3,000	8.50%, 12/1/08, Ser. B	B2/BB-	3,161,250
			20,566,875
Total Corporate Bonds & Notes (cost-$1,124,130,290)			1,176,744,813

U.S. GOVERNMENT AGENCY SECURITIES – 4.1%
	Fannie Mae,
270	7.00%, 2/1/30, MBS (e)	Aaa/AAA	275,969
253	7.00%, 3/1/31, MBS (e)	Aaa/AAA	258,664
36	7.00%, 10/1/31, MBS (e)	Aaa/AAA	37,082
175	7.00%, 11/1/31, MBS (e)	Aaa/AAA	179,223
2,031	7.00%, 6/1/32, MBS (e)	Aaa/AAA	2,082,627
406	7.00%, 9/1/32, MBS (e)	Aaa/AAA	414,998
63	7.00%, 11/1/32, MBS (e)	Aaa/AAA	64,274
314	7.00%, 1/1/33, MBS (e)	Aaa/AAA	322,179
190	7.00%, 2/1/33, MBS (e)	Aaa/AAA	194,723
531	7.00%, 4/1/33, MBS (e)	Aaa/AAA	543,934
1,546	7.00%, 6/1/33, MBS (e)	Aaa/AAA	1,584,704
639	7.00%, 9/1/33, MBS (e)	Aaa/AAA	655,124
354	7.00%, 2/1/34, MBS (e)	Aaa/AAA	362,688
9,324	7.00%, 6/1/35, MBS (e)	Aaa/AAA	9,570,301
1,765	7.00%, 7/1/35, MBS (e)	Aaa/AAA	1,813,923

5.31.06 | PIMCO Corporate Opportunity Fund Semi-Annual Report 7

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

	Fannie Mae (continued)
$6,000	7.00%, 2/1/36, MBS	Aaa/AAA	$6,169,314
2,971	7.00%, 12/25/41, CMO	Aaa/AAA	3,035,578
77	7.50%, 12/25/19, CMO	Aaa/AAA	80,283
35	7.50%, 6/25/30, CMO	Aaa/AAA	35,838
762	7.50%, 12/1/33, MBS (e)	Aaa/AAA	790,844
282	7.50%, 5/25/42, CMO	Aaa/AAA	289,938
77	7.50%, 7/25/42, CMO	Aaa/AAA	79,018
15,298	7.50%, 12/25/45, CMO	Aaa/AAA	15,944,018
62	8.00%, 9/25/23, CMO	Aaa/AAA	62,152
55	8.00%, 7/18/27, CMO	Aaa/AAA	58,263
15,400	8.00%, 12/25/45, CMO	Aaa/AAA	16,142,726
448	9.99%, 9/25/17, CMO	Aaa/AAA	488,423
	Freddie Mac,
143	7.00%, 5/15/23, CMO	Aaa/AAA	145,983
2,143	7.00%, 1/15/24, CMO	Aaa/AAA	2,194,164
64	8.00%, 9/15/26, CMO	Aaa/AAA	66,417
16	9.50%, 5/15/21, CMO	Aaa/AAA	16,450
181	Small Business Administration Participation Certificates, 7.50%, 4/1/17	NR/NR	188,866
Total U.S. Government Agency Securities (cost-$64,398,705)			64,148,688

SOVEREIGN DEBT OBLIGATIONS – 2.6%

Brazil – 1.5%
	Federal Republic of Brazil,
14,249	8.00%, 1/15/18	Ba3/BB	14,890,205
1,250	10.125%, 5/15/27	Ba3/BB	1,503,125
4,750	11.00%, 1/11/12	Ba3/BB	5,664,375
1,050	12.75%, 1/15/20	Ba3/BB	1,467,375
			23,525,080
Mexico – 0.6%
	United Mexican States,
800	8.375%, 1/14/11	Baa1/BBB	875,600
7,000	11.375%, 9/15/16	Baa1/BBB	9,527,000
			10,402,600
Panama – 0.4%
6,000	Republic of Panama, 9.375%, 7/23/12	Ba1/BB	6,870,000
Ukraine – 0.1%
1,000	Republic of Ukraine, 7.65%, 6/11/13	B1/BB-	1,012,700
Total Sovereign Debt Obligations (cost-$35,399,056)			41,810,380

MUNICIPAL BONDS (d)(k) – 1.5%

New Jersey – 1.5%
	Tobacco Settlement Financing Corp. Rev., VRN,
7,741	6.874%, 6/1/32	NR/AA	8,327,304
5,000	7.624%, 6/1/24	NR/AA	5,717,500
8,334	8.124%, 6/1/32	NR/AA	9,774,115
Total Municipal Bonds (cost-$19,605,492)			23,818,919

8 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.06

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

SENIOR LOANS (a)(b)(c) – 1.0%

Entertainment – 0.1%
$1,000	MGM Studios, 7.229%, 4/8/12, Term B		$1,007,375
Hotels/Gaming – 0.2%
	Aladdin Gaming, Inc.,
2,938	7.99%, 8/31/10, Term A		2,865,687
66	8.99%, 8/31/10, Term B		64,117
			2,929,804
Multi-Media – 0.6%
10,000	Charter Communications Holdings LLC, 7.755%, 4/25/13, Term B		10,058,460
Utilities – 0.1%
	AES Corp., Term B,
714	5.69%, 8/10/11		719,494
714	6.75%, 4/30/08		719,495
			1,438,989
Total Senior Loans (cost-$15,349,901)			15,434,628

MORTGAGE-BACKED SECURITIES – 1.0%
	GSMPS Mortgage Loan Trust, CMO (d),
4,975	7.50%, 12/21/26	NR/NR	5,055,115
252	7.50%, 6/19/32	NR/NR	259,067
9,488	7.50%, 6/25/43	NR/NR	9,577,121
207	Washington Mutual, Inc., 7.50%, 4/25/33, CMO	Aaa/AAA	208,183
Total Mortgage-Backed Securities (cost-$15,654,803)			15,099,486

ASSET-BACKED SECURITIES – 0.6%
8,300	Greenpoint Manufactured Housing, 8.30%, 10/15/26	Ca/NR	7,040,229
486	GSAMP Trust, 5.509%, 6/25/34, FRN	Aaa/AAA	486,734
2,184	Long Beach Mortgage Loan Trust, 6.609%, 3/25/32, FRN	Ba3/NR	1,947,747
Total Asset-Backed Securities (cost-$9,974,549)			9,474,710

SHORT-TERM INVESTMENTS – 14.1%

Commercial Paper – 7.4%
Banking – 3.0%
	Danske Corp.,
18,400	4.98%, 7/26/06	NR/NR	18,260,007
28,700	5.08%, 8/24/06	NR/NR	28,354,739
			46,614,746
Financial Services – 4.4%
7,200	Rabobank U.S.A. Financial Corp., 5.05%, 6/1/06	NR/NR	7,200,000
	Societe Generale North America, Inc.
4,500	5.05%, 8/16/06	NR/NR	4,451,040
42,900	5.055%, 8/15/06	NR/NR	42,439,254
	UBS Finance, Inc.
4,550	4.985%, 8/18/06	NR/NR	4,499,177
11,000	5.00%, 6/12/06	NR/NR	10,983,194
			69,572,665
Total Commercial Paper (cost-$116,204,101)			116,187,411

5.31.06 | PIMCO Corporate Opportunity Fund Semi-Annual Report 9

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Corporate Notes – 3.8%
Financial Services – 2.1%
$21,240	Ford Motor Credit Co., 7.75%, 2/15/07	Ba2/BB-	$21,274,982
	General Motors Acceptance Corp.,
7,000	5.968%, 1/16/07, FRN	Ba1/BB	6,933,227
4,470	6.125%, 9/15/06	Ba1/BB	4,454,543
900	6.125%, 2/1/07	Ba1/BB	891,170
			33,553,922
Holding Companies – 0.1%
2,000	Progress Capital Holdings, 7.17%, 11/1/06 (d)	Baa1/BBB-	2,013,186
Hotels/Gaming – 0.4%
900	Caesars Entertainment, Inc., 8.50%, 11/15/06	Baa3/BBB-	911,253
4,875	Park Place Entertainment Corp., 9.375%, 2/15/07	Ba1/BB+	4,990,781
			5,902,034
Insurance – 0.1%
1,000	Prudential Financial, Inc., 4.104%, 11/15/06	A3/A	994,852
Miscellaneous – 0.9%
13,500	Morgan Stanley TRACERS, 4.721%, 3/1/07, VRN (b)(d)(g)	A3/NR	13,512,001
Multi-Media – 0.2%
3,000	COX Communications, Inc., 7.75%, 8/15/06	Baa3/BBB-	3,010,488
Telecommunications – 0.0%
451	Calpoint Receivable Structured Trust, 7.44%, 12/10/06 (d)	B3/NR	454,770
Total Corporate Notes (cost-$60,298,007)			59,441,253
U.S. Government Agency Securities – 1.5%
23,000	Federal Home Loan Bank, 4.867%, 6/1/06 (cost-$23,000,000)	Aaa/AAA	23,000,000
U.S. Treasury Bills (h) – 1.2%
18,675	4.50%-4.72%,6/1/06-8/31/06 (cost-$18,630,778)		18,628,767
Sovereign Debt Obligations – 0.0%
Ukraine – 0.0%
187	Republic of Ukraine, 11.00%, 3/15/07 (cost-$192,244)	B1/BB-	192,160

Repurchase Agreements – 0.2%
3,759	State Street Bank & Trust Co., dated 5/31/06, 4.65%, due 6/1/06, proceeds $3,759,486: collateralized by Federal Home Loan Bank, 4.875%, due 2/15/07, valued at $3,837,022 including accrued interest (cost-$3,759,000)		3,759,000
Total Short-Term Investments (cost-$222,084,130)			221,208,591

OPTIONS PURCHASED (i) – 0.0%

Contracts/Notional Amount (000)

Put Options – 0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
160	strike price $91.75, expires 12/18/06		1,000

10 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.06

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2006 (unaudited) (continued)

Contracts/Notional Amount (000)		Value

Put Options (continued)
424	strike price $92.50, expires 12/18/06	$2,650
Total Options Purchased (cost-$5,548)		3,650
Total Investments before options written (cost-$1,506,602,474) – 100.0%		1,567,743,865

OPTIONS WRITTEN (b)(f)(i) – (0.0)%

Call Options – (0.0)%
News America Holdings, Inc.,
16,050	strike price $100, expires 10/01/06 (premiums received-$0)	(548,156)
Total Investments net of options written (cost-$1,506,602,474) – 100.0%		$1,567,195,709

Notes to Schedule of Investments:
(a)		Private Placement. Restricted as to resale and may not have a readily available market.
(b)		Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)

144A Security–Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)		Delayed-delivery security. To be delivered after May 31, 2006.
(f)		Fair-valued security.
(g)		Credit-linked trust certificate.
(h)		All or partial amount pledged as collateral for futures contracts and/or options written.
(i)		Non-income producing.
(j)		All or partial amount pledged as collateral for reverse repurchase agreements.
(k)

Residual Interest Municipal Bonds (“RIBS”)/Residual Interest Tax Exempt Bonds (“RITES”)–The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

Glossary:

£		- British Pound
CAD		- Canadian Dollar
CMO		- Collateralized Mortgage Obligation
FRN		- Floating Rate Note. The interest rate disclosed reflects the rate in effect on May 31, 2006.
LIBOR		- London Inter-Bank Offered Rate
MBS		- Mortgage-Backed Security
NR		- Not Rated
TRACERS		- Traded Custody Receipts
VRN

-   Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on May 31, 2006.

See accompanying Notes to Financial Statements | 5.31.06 | PIMCO Corporate Opportunity Fund Semi-Annual Report 11

PIMCO Corporate Opportunity Fund Statement of Assets and Liabilities

May 31, 2006 (unaudited)

Assets:
Investments, at value (cost-$1,506,602,474)	$1,567,743,865
Cash (including foreign currency of $80,166 with a cost of $77,333)	350,081
Interest receivable	27,601,700
Unrealized appreciation on swaps	24,882,837
Receivable for swaps purchased	2,120,388
Prepaid expenses	62,494
Unrealized appreciation of forward foreign currency contracts	51,013
Receivable for variation margin on futures contracts	35,625
Receivable for investments sold	816
Total Assets	1,622,848,819

Liabilities:
Unrealized depreciation on swaps	21,635,688
Payable for investments purchased	21,161,280
Premium for swaps sold	14,434,844
Dividends payable to common and preferred shareholders	9,241,468
Payable for reverse repurchase agreements	4,425,000
Investment management fees payable	793,163
Options written, at value (premiums received - $0)	548,156
Payable for variation margin on futures contracts	411,125
Unrealized depreciation of forward foreign currency contracts	282,819
Accrued expenses	204,947
Interest payable on reverse repurchase agreements	983
Total Liabilities	73,139,473
Preferred shares ($0.00001 par value and $25,000 net asset and liquidation value per share applicable to an aggregate of 22,600 shares issued and outstanding)	565,000,000
Net Assets Applicable to Common Shareholders	$984,709,346

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share, applicable to 65,271,463 shares issued and outstanding)	$653
Paid-in-capital in excess of par	931,311,645
Dividends in excess of net investment income	(22,295,180)
Accumulated net realized gain	16,934,003
Net unrealized appreciation of investments, futures contracts, options written, swaps and foreign currency transactions	58,758,225
Net Assets Applicable to Common Shareholders	$984,709,346
Net Asset Value Per Common Share	$15.09

12 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.06 | See accompanying Notes to Financial Statements

PIMCO Corporate Opportunity Fund Statement of Operations

For the six months ended May 31, 2006 (unaudited)

Investment Income:
Interest	$ 56,789,266
Consent and other fee income	1,445,000
Dividends	33,338
Total Investment Income	58,267,604

Expenses:
Investment management fees	4,711,061
Auction agent fees and commissions	715,001
Custodian and accounting agent fees	196,147
Reports to shareholders	113,566
Interest expense on reverse repurchase agreements	106,887
Audit and tax services	44,400
Trustees’ fees and expenses	34,874
New York Stock Exchange listing fees	22,976
Legal fees	22,662
Insurance expense	22,269
Transfer agent fees	16,033
Investor relations	9,800
Miscellaneous	9,263
Total expenses	6,024,939
Less: custody credits earned on cash balances	(30,510)
Net expenses	5,994,429

Net Investment Income	52,273,175

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	10,688,199
Futures contracts	(3,894,059)
Options written	4,021,404
Swaps	4,585,666
Foreign currency transactions	(350,766)
Net change in unrealized appreciation/depreciation of:
Investments	(32,572,949)
Futures contracts	(2,221,470)
Options written	459,297
Swaps	4,288,705
Foreign currency transactions	(168,808)
Net realized and change in unrealized loss on investments, futures contracts, options written, swaps and foreign currency transactions	(15,164,781)
Net Increase in Net Assets Resulting from Investment Operations	37,108,394

Dividends and Distributions on Preferred Shares from:
Net investment income	(12,342,901)
Net realized gains	(169,994)
Total dividends and distributions on preferred shares	(12,512,895)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$ 24,595,499

See accompanying Notes to Financial Statements | 5.31.06 | PIMCO Corporate Opportunity Fund Semi-Annual Report 13

PIMCO Corporate Opportunity Fund Statement of Changes in Net Assets
Applicable to Common Shareholders

	Six Months ended May 31, 2006 (unaudited)	Year ended November 30, 2005
Investment Operations:
Net investment income	$52,273,175	$97,509,482
Net realized gain on investments, futures contracts, options written, swaps and foreign currency transactions	15,050,444	17,398,277
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency transactions	(30,215,225)	(43,696,007)
Net increase in net assets resulting from investment operations	37,108,394	71,211,752
Dividends and Distributions on Preferred Shares from:
Net investment income	(12,342,901)	(14,501,451)
Net realized gains	(169,994)	(3,080,828)
Total dividends and distributions to preferred shareholders	(12,512,895)	(17,582,279)
Net increase in net assets applicable to common shareholders resulting from investment operations	24,595,499	53,629,473
Dividends and Distributions on Common Shareholders from:
Net investment income	(56,362,697)	(106,777,724)
Net realized gains	(1,252,868)	(41,265,388)
Total dividends and distributions to common shareholders	(57,615,565)	(148,043,112)
Capital Share Transactions:
Reinvestment of dividends and distributions	4,540,299	14,383,829
Total decrease in net assets applicable to common shareholders	(28,479,767)	(80,029,810)

Net Assets Applicable to Common Shareholders:
Beginning of period	1,013,189,113	1,093,218,923
End of period (including dividends in excess of net investment income of $(22,295,180) and $(5,862,757), respectively)	$984,709,346	$1,013,189,113

Common Shares Issued in Reinvestment of Dividends and Distributions	277,315	871,959

14 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.06 | See accompanying Notes to Financial Statements

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2006 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Corporate Opportunity Fund (the “Fund”), was organized as a Massachusetts business trust on September 13, 2002. Prior to commencing operations on December 27, 2002, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations there under, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Fund’s Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $.00001 par value common stock authorized.

The Fund’s investment objective is to seek maximum total return through a combination of current income and capital appreciation in a diversified portfolio of U.S. dollar denominated corporate debt obligations of varying maturities and other income producing securities. The Fund employs a strategy of selling options on U. S. Treasury futures and other fixed income instruments. This strategy enables the Fund to capture premiums when Pacific Investment Management Company LLC (the “Sub-Adviser”) believes future interest rate volatility is likely to be lower than the level of volatility implied in the options contracts. In addition, the Fund also engages in interest rate and credit default swaps as part of a strategy to enhance the Fund’s income while managing interest rate and credit risk.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair-value by the Sub-Adviser. Such procedures by the Sub-Adviser include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund’s net asset value is determined daily as of close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized

5.31.06 | PIMCO Corporate Opportunity Fund Semi-Annual Report 15

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received by the Fund are amortized as income over the expected term of the senior loan. Commitment fees received by the Fund relating to unfunded purchase commitments are deferred and amortized to facility fee income over the period of the commitment.

(c) Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions — Common Stock

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in capital in excess of par.

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to the treatment of amounts received under swap agreements. For the six months ended May 31, 2006, the Fund received $15,777,079 from swap agreements, which are treated as net realized gain (loss) for financial statement purposes and as net income (loss) for federal income tax purposes.

(e) Foreign Currency Translation

The Fund’s accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(f) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(g) Option Transactions

The Fund may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as a part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether

16 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.06

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an written option could result in the Fund purchasing a security at a price different from the current market.

(h) Interest Rate/Credit Default Swaps

The Fund may enter into interest rate and credit default swap contracts (“swaps”) for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received (paid) by the Fund are included as part of realized gain (loss) and or change in unrealized appreciation/depreciation on the Statement of Operations.

Swaps are marked to market daily based upon quotations from counterparties, brokers or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap sold by the fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

5.31.06 | PIMCO Corporate Opportunity Fund Semi-Annual Report 17

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(i) Senior Loans

The Fund purchases assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(j) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(k) Credit-Linked Trust Certificates

Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(l) Repurchase Agreements

The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(m) Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. At May 31, 2006, the Fund had reverse repurchase agreements outstanding of $4,425,000. The weighted average daily balance of reverse repurchase agreements outstanding for the six months ended May 31, 2006 was $14,141,932 at a weighted average interest rate of 3.62%.

18 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.06

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(n) When-Issued/Delayed-Delivery Transactions

When-issued or delayed-delivery basis transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security; including the risk of price and yield fluctuations consequently fluctuations are taken into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Fund does not participate in future gains and losses with respect to the security.

(o) Custody Credits on Cash Balances

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. Investment Manager/Sub-Adviser

The Fund has entered an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.60% of the Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding.

The Investment Manager has retained its affiliate, the Sub-Adviser, to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all the Fund’s investment decisions. The Investment Manager and not the Fund, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services, at the maximum annual rate of 0.39% of the Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding, for the period from commencement of operations through December 31, 2007, and will receive an increasing amount thereafter.

3. Investment in Securities

For the six months ended May 31, 2006, purchases and sales of investments, other than short-term securities and U.S. government obligations, were $234,309,365 and $257,201,628, respectively. Purchases and sales in U.S. government obligations were $65,691,149 and $28,050,018, respectively.

(a) Futures contracts outstanding at May 31, 2006:

Type		Notional Amount (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Financial Future Euro – 90 day	$ 1,000	6/18/07	$ (579,184)
	Financial Future Euro – 90 day	4,625	9/17/07	(2,901,516)
	Financial Future Euro – 90 day	4,300	12/17/07	(1,160,450)
	U.S. Treasury Bond Futures	15	6/21/06	(97,148)
Short:	Financial Future Euro – 90 day	(1,000)	9/15/08	400,000
	U.S. Treasury Bond Futures	(535)	9/20/06	(484,539)
	U.S. Treasury Notes 10 yr. Futures	(120)	9/20/06	(43,125)
				$(4,865,962)

5.31.06 | PIMCO Corporate Opportunity Fund Semi-Annual Report 19

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2006 (unaudited)

3. Investment in Securities (continued)

(b) Transactions in options written for the six months ended May 31, 2006:

	Notional/ Contracts	Premiums
Options outstanding, November 30, 2005	16,059,447	$2,261,222
Options written	9,613,144	3,387,978
Options terminated in closing purchase transactions	(9,622,591)	(5,649,200)
Options outstanding, May 31, 2006	16,050,000	$–

(c) Credit default swap agreements outstanding at May 31, 2006:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received by Fund	Unrealized Appreciation (Depreciation)
ABN Amro Bank
Ford Motor Credit	$ 2,000	6/20/07	3.10%	$16,738
Bear Stearns
GMAC	25,000	6/20/06	5.35%	571,675
Goldman Sachs
Dow Jones CDX	21,340	12/20/10	3.95%	1,255,407
Ford Motor Credit	1,000	6/20/07	3.00%	7,167
HSBC Bank
Ford Motor Credit	1,000	6/20/06	3.25%	7,222
J.P. Morgan Chase
Ford Motor Credit	2,700	6/20/06	2.15%	11,769
Ford Motor Credit	1,000	6/20/06	3.50%	7,873
GMAC	5,000	6/20/07	6.40%	(15,022)
GMAC	20,000	6/20/06	2.63%	119,871
GMAC	500	6/20/06	2.75%	3,153
GMAC	4,000	6/20/06	2.80%	25,745
GMAC	1,000	6/20/06	4.10%	9,820
Lehman Brothers
Ford Motor Credit	1,350	6/20/06	2.90%	8,520
Ford Motor Credit	5,000	6/20/07	3.28%	52,662
Merrill Lynch
Ford Motor Credit	3,000	6/20/07	3.45%	37,727
Morgan Stanley
Ford Motor Credit	2,000	6/20/07	3.40%	23,950
Ford Motor Credit	3,000	6/20/07	3.75%	48,545
Ford Motor Credit	7,000	6/20/07	4.00%	(1,029)
Ford Motor Credit	20,000	9/20/10	4.05%	(467,832)
Wachovia Bank
Ford Motor Credit	1,000	6/20/07	3.41%	12,095
				$1,736,056

20 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.06

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2006 (unaudited)

3. Investment in Securities (continued)

(d) Interest rate swap agreements outstanding at May 31, 2006:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by Fund	Payments received by Fund	Unrealized Appreciation (Depreciation)
Goldman Sachs	$ 485,000	2/26/16	4.405%	3 month LIBOR	$3,697,157
Goldman Sachs	485,000	2/23/16	3 month LIBOR	5.80%	(5,057,363)
Lehman Brothers	151,000	2/23/16	4.405%	3 month LIBOR	1,151,074
Lehman Brothers	151,000	2/23/16	3 month LIBOR	5.80%	(1,574,561)
Lehman Brothers	1,700,000	12/18/24	5.77%	3 month LIBOR	17,715,499
Lehman Brothers	1,650,000	12/18/24	3 month LIBOR	5.70%	(14,519,881)
Lehman Brothers	16,050	10/1/06	7.43%	3 month LIBOR + 1.15%	99,168
					$1,511,093

LIBOR—London Interbank Offered Rate

The Fund received $2,000,000 par value U.S. Treasury Bills as collateral for swap agreements.

(e) Forward foreign currency contracts outstanding at May 31, 2006:

	U.S. $ Value Origination Date	U.S. $ Value May 31, 2006	Unrealized Appreciation (Depreciation)
Purchased:
233,461,000 Japanese Yen settling 6/15/06	$2,119,531	$2,086,898	$(32,633)
437,000,000 Japanese Yen settling 6/15/06	3,891,917	3,906,323	14,406
667,000,000 Japanese Yen settling 6/15/06	5,957,804	5,962,283	4,479
Sold:
3,617,000 British Pound settling 6/15/06	6,519,859	6,770,045	(250,186)
214,133,000 Japanese Yen settling 6/15/06	1,946,253	1,914,125	32,128
			$(231,806)

(f) Reverse repurchase agreements outstanding at May 31, 2006:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Lehman Securities	1.00%	5/24/06	5/23/08	$4,425,983	$4,425,0000

Collateral for reverse repurchase agreements outstanding at May 31, 2006, as reflected in the schedule of investments:

Counterparty	Description	Rate	Maturity Date	Par	Value
Lehman Securities	Abitibi-Consolidated, Inc.	8.375%	4/1/15	$5,000,000	$4,800,000

4. Income Tax Information

The cost basis of portfolio securities of $1,506,602,474 for federal income tax purposes is substantially the same for financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $84,253,836; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $23,112,445; net unrealized appreciation for federal income tax purposes is $61,141,391. The difference between book and tax appreciation/depreciation is primarily attributable to wash sales.

5. Auction Preferred Shares

The Fund has issued 4,520 shares of Preferred Shares Series M, 4,520 shares of Preferred Shares Series T, 4,520 shares of Preferred Shares Series W, 4,520 shares of Preferred Shares Series TH, and 4,520 shares of Preferred Shares Series F, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate through auction procedures. Distributions of net realized long-term capital gains, if any, are paid annually.

5.31.06 | PIMCO Corporate Opportunity Fund Semi-Annual Report 21

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2006 (unaudited)

5. Auction Preferred Shares (continued)

For the six months ended May 31, 2006 the annualized dividend rate ranged from:

	High	Low	At May 31, 2006
Series M	4.85%	3.70%	4.80%
Series T	4.85%	3.97%	4.75%
Series W	4.85%	3.96%	4.75%
Series TH	4.86%	4.00%	4.80%
Series F	4.85%	3.94%	4.82%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote together with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. Subsequent Common Dividend Declarations

On June 1, 2006, a dividend of $0.1375 per share was declared to common shareholders payable July 3, 2006 to shareholders of record on June 12, 2006.

On July 3, 2006 a dividend of $0.1375 per share was declared to common shareholders payable August 1, 2006 to shareholders of record on July 13, 2006.

7. Legal Proceedings

In June and September 2004, the Investment Manager, certain of its affiliates (Allianz Global Investors Distributors LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. The settling parties also agreed to make certain corporate governance changes. None of the settlements allege that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing”and”revenue sharing/shelf space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a Multi-District Litigation in the United States District Court for the District of Maryland, and the revenue sharing/shelf space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, Allianz Global and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement referenced above with regard to any implications under Section 9(a), the Investment Manager and certain of its affiliates, including the Investment Adviser, (together, the “Applicants”) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes

22 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.06

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2006 (unaudited)

7. Legal Proceedings (continued)

final action on their application for a permanent exemptive order. There is no assurance that the Commission will issue a permanent order. If a court injunction were to issue against the Investment Manager or its affiliates with respect to any of the other matters referenced above, the Investment Manager or the affiliates would, in turn, seek similar exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

Annual Shareholder Meeting Results

The Fund held its annual meeting of shareholders on February 28, 2006. Common and Preferred shareholders voted to re-elect Paul Belica and David C. Flattum as a Class III Trustees to serve until 2009. The results were as follows:

	Affirmative	Withhold Authority
Re-election of Paul Belica	55,496,712	584,206
Re-election of David C. Flattum	55,537,112	543,806

Robert E. Connor, John J. Dalessandro II*, R. Peter Sullivan III and Hans W. Kertess* continue to serve as Trustees of the Fund.

*  Preferred Shares Trustee

5.31.06 | PIMCO Corporate Opportunity Fund Semi-Annual Report 23

PIMCO Corporate Opportunity Fund Financial Highlights

For a share of common stock outstanding throughout each period:

	Six Months ended May 31, 2006		Year ended		For the period December 27, 2002* through
	(unaudited)		November 30, 2005	November 30, 2004	November 30, 2003
Net asset value, beginning of period	$15.59		$17.05	$17.08	$14.33	**
Investment Operations:
Net investment income	0.81		1.50	1.74	1.62
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	(0.23)		(0.40)	0.36	2.71
Total from investment operations	0.58		1.10	2.10	4.33
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.19)		(0.22)	(0.13)	(0.08)
Net realized gains	(0.00	)†	(0.05)	–	–
Total dividends and distributions on preferred shares	(0.19)		(0.27)	(0.13)	(0.08)
Net increase in net assets applicable to common shareholders resulting from investment operations	0.39		0.83	1.97	4.25
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.87)		(1.65)	(1.73)	(1.38)
Net realized gains	(0.02)		(0.64)	(0.27)	–
Total dividends and distributions to common shareholders	(0.89)		(2.29)	(2.00)	(1.38)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	–		–	–	(0.02)
Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	–		–	–	(0.10)
Total capital share transactions	–		–	–	(0.12)
Net asset value, end of period	$15.09		$15.59	$17.05	$17.08
Market price, end of period	$17.06		$17.20	$17.01	$16.88
Total Investment Return (1)	13.32%		16.16%	13.29%	22.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$984,709		$1,013,189	$1,093,219	$1,088,428
Ratio of expenses to average net assets (2)(3)	1.20	%(4)(5)	1.15%	1.13%	1.07	%(5)
Ratio of net investment income to average net assets (2)	10.38	%(5)	9.29%	10.31%	11.13	%(5)
Preferred shares asset coverage per share	$68,551		$69,814	$73,362	$73,145
Portfolio turnover	19%		41%	64%	26%

*	Commencement of operations.
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
†	Less than $0.00 per share.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(o) in Notes to Financial Statements).
(4)	Ratio of expenses to average net assets, excluding interest expense was 1.18% (annualized).
(5)	Annualized.

24 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.06 | See accompanying Notes to Financial Statements

Trustees and Principal Officers

Robert E. Connor
Trustee, Chairman of the Board of Trustees

Paul Belica
Trustee

John J. Dalessandro II
Trustee

David C. Flattum
Trustee

Hans W. Kertess
Trustee

R. Peter Sullivan III
Trustee

Brian S. Shlissel
President & Chief Executive Officer

Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo
Vice President, Secretary & Chief Legal Officer

Youse Guia
Chief Compliance Officer

Investment Manager

Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.

801 Pennsylvania

Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

PFPC Inc.

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Corporate Opportunity Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www. allianzinvestors.com.

On March 6, 2006, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the twelve months ended June 30, 2005 is available (i) without charge upon request by calling the Fund’s shareholder servicing agent at (800) 331-1710; (ii) on that Fund’s website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds, or by calling the Fund’s shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not effective at the time of this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

			TOTAL NUMBER
			OF SHARES PURCHASED	MAXIMUM NUMBER OF
	TOTAL NUMBER	AVERAGE	AS PART OF PUBLICLY	SHARES THAT MAY YET BE
	OF SHARES	PRICE PAID	ANNOUNCED PLANS OR	PURCHASED UNDER THE PLANS
PERIOD	PURCHASED	PER SHARE	PROGRAMS	OR PROGRAMS
December 2005	N/A	16.046	89,939	N/A
January 2006	N/A	16.283	18,346	N/A
February 2006	N/A	16.378	43,830	N/A
March 2006	N/A	16.606	41,963	N/A
April 2006	N/A	16.654	41,590	N/A
May 2006	N/A	16.207	41,647	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a)                                  The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)              There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)          (1)          Exhibit 99.302 CERT – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)                                 Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Corporate Opportunity Fund

By /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: August 3, 2006

By /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: August 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: August 3, 2006

By /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: August 3, 2006